Morgan, Lewis & Bockius LLP
				    One Federal Street
				     Boston, MA 02110




August 20, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549


Re: PIONEER SECURITIZED INCOME FUND
    Registration Statement on Form N-2


Ladies and Gentlemen:

Electronically transmitted herewith for filing on behalf of Pioneer Securitized Income Fund (the "Fund") is an initial registration statement on Form N-2
(the "Registration Statement") under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, relating to an offering of shares of the Fund.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at
(617) 951-8760 with any questions relating to the filings.


Sincerely,


/s/ Jeremy B. Kantrowitz
------------------------
Jeremy B. Kantrowitz